Corporate Restructuring Plan - Restructuring Liability (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Restructuring Reserve [Roll Forward]
Restructuring liability, balance at beginning of period	$ 5,434
Restructuring liability, balance at end of period	3,188
2023 Plan
Restructuring Reserve [Roll Forward]
Restructuring liability, balance at beginning of period	5,434
Payments	(5,436)
Adjustments	3,190
Restructuring liability, balance at end of period	3,188
Employee Benefits | 2023 Plan
Restructuring Reserve [Roll Forward]
Restructuring liability, balance at beginning of period	2,995
Payments	(4,543)
Adjustments	1,699
Restructuring liability, balance at end of period	151
Contract Terminations | 2023 Plan
Restructuring Reserve [Roll Forward]
Restructuring liability, balance at beginning of period	2,439
Payments	(893)
Adjustments	1,491
Restructuring liability, balance at end of period	$ 3,037